Cover	Sep. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 12, 2021
Entity File Number	001-34770
Entity Registrant Name	Financial Gravity Companies, Inc.
Entity Central Index Key	0001377167
Entity Tax Identification Number	20-4057712
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12600 Hill Country Blvd.
Entity Address, Address Line Two	Suite R-275
Entity Address, City or Town	Bee Cave
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	(800)
Local Phone Number	588-3893
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false